Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
REVENUES
Commissions and fees	$ 3,300	$ 3,210		$ 2,744
Investment income	38	50		81
Other income	1	3		2
Total revenues	3,339	3,263		2,827
EXPENSES
Salaries and benefits	(1,873)	(1,827)		(1,638)
Other operating expenses	(566)	(591)		(603)
Gain on disposal of London headquarters				7	[1]
Depreciation expense	(63)	(64)	[1]	(54)	[1]
Amortization of intangible assets	(82)	(100)	[1]	(36)	[1]
Net (loss) gain on disposal of operations	(2)	13
Total expenses	(2,586)	(2,569)		(2,324)
OPERATING INCOME	753	694		503
Interest expense	(166)	(174)		(105)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	587	520		398
Income taxes	(140)	(96)		(97)
INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	447	424		301
Interest in earnings of associates, net of tax	23	33		22
INCOME FROM CONTINUING OPERATIONS	470	457		323
Discontinued operations, net of tax		2	[1]	1	[1]
NET INCOME	470	459	[1]	324	[1]
Less: net income attributable to noncontrolling interests	(15)	(21)		(21)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	455	438		303
AMOUNTS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS SHAREHOLDERS
Income from continuing operations, net of tax	455	436		302
Income from discontinued operations, net of tax		2	[1]	1	[1]
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ 455	$ 438		$ 303
BASIC EARNINGS PER SHARE
- Continuing operations	$ 2.68	$ 2.60		$ 2.04
DILUTED EARNINGS PER SHARE
- Continuing operations	$ 2.66	$ 2.58		$ 2.04
CASH DIVIDENDS DECLARED PER SHARE	$ 1.04	$ 1.04		$ 1.04

[1]	The 2009 and 2008 Consolidated Statements of Cash Flows have been recast to conform to the new balance sheet presentation. See Note 2 - Basis of Presentation and Significant Accounting Policies for details.